Share-based payments (Tables)	9 Months Ended
Sep. 30, 2022
Share-based payments [Abstract]
Weighted average fair value and exercise prices of options granted
The weighted average fair value and exercise prices of options granted is set out below.

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
	$	$	$	$
Weighted average exercise price	37.25	39.02	25.49	26.19
Weighted average fair value	23.58	23.69	15.63	16.28